Intangible assets and goodwill - Schedule of Intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Intangible assets and goodwill
Balance at beginning of the year	$ 3,509
Amortization	(180)	$ (183)	$ (134)
Balance at end of the year	3,305	3,509
Consideration transferred, acquisition-date fair value				$ 3
At cost
Intangible assets and goodwill
Balance at beginning of the year	4,019	2,713
Additions	32	14
Additions from acquisition	3	1,293
Dispositions and other	(8)	(34)
Foreign exchange	75	(33)
Balance at end of the year	3,971	4,019	2,713
Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(510)	(355)
Amortization	180	183
Dispositions and other	8	34
Foreign exchange	(16)	6
Balance at end of the year	(666)	(510)	(355)
Total intangible assets
Intangible assets and goodwill
Balance at beginning of the year	1,546
Balance at end of the year	1,379	1,546
Total intangible assets | At cost
Intangible assets and goodwill
Balance at beginning of the year	2,056	1,363
Additions	32	14
Additions from acquisition	0	694
Dispositions and other	(8)	(34)
Foreign exchange	35	(19)
Balance at end of the year	2,045	2,056	1,363
Total intangible assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(510)	(355)
Amortization	180	183
Dispositions and other	8	34
Foreign exchange	(16)	6
Balance at end of the year	(666)	(510)	(355)
Customer relationships
Intangible assets and goodwill
Balance at beginning of the year	1,362
Balance at end of the year	1,207	1,362
Customer relationships | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,769	1,151
Additions	0	0
Additions from acquisition	0	602
Dispositions and other	0	0
Foreign exchange	32	(16)
Balance at end of the year	1,737	1,769	1,151
Customer relationships | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(407)	(264)
Amortization	138	138
Dispositions and other	0	0
Foreign exchange	(15)	5
Balance at end of the year	(530)	(407)	(264)
Crowdsource assets
Intangible assets and goodwill
Balance at beginning of the year	75
Balance at end of the year	60	75
Crowdsource assets | At cost
Intangible assets and goodwill
Balance at beginning of the year	120	120
Additions	0	0
Additions from acquisition	0	0
Dispositions and other	0	0
Foreign exchange	0	0
Balance at end of the year	120	120	120
Crowdsource assets | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(45)	(30)
Amortization	15	15
Dispositions and other	0	0
Foreign exchange	0	0
Balance at end of the year	(60)	(45)	(30)
Software
Intangible assets and goodwill
Balance at beginning of the year	30
Balance at end of the year	50	30
Software | At cost
Intangible assets and goodwill
Balance at beginning of the year	63	57
Additions	32	14
Additions from acquisition	0	0
Dispositions and other	(8)	(9)
Foreign exchange	2	(1)
Balance at end of the year	85	63	57
Software | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(33)	(33)
Amortization	10	9
Dispositions and other	8	9
Foreign exchange	0	0
Balance at end of the year	(35)	(33)	(33)
Brand
Intangible assets and goodwill
Balance at beginning of the year	79
Balance at end of the year	62	79
Brand | At cost
Intangible assets and goodwill
Balance at beginning of the year	104	35
Additions	0	0
Additions from acquisition	0	92
Dispositions and other	0	(25)
Foreign exchange	1	(2)
Balance at end of the year	103	104	35
Brand | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	(25)	(28)
Amortization	17	21
Dispositions and other	0	25
Foreign exchange	(1)	1
Balance at end of the year	(41)	(25)	(28)
Goodwill
Intangible assets and goodwill
Balance at beginning of the year	1,963
Balance at end of the year	1,926	1,963
Goodwill | At cost
Intangible assets and goodwill
Balance at beginning of the year	1,963	1,350
Additions	0	0
Additions from acquisition	3	599
Dispositions and other	0	0
Foreign exchange	40	(14)
Balance at end of the year	1,926	1,963	1,350
Goodwill | Accumulated amortization
Intangible assets and goodwill
Balance at beginning of the year	0	0
Amortization	0	0
Dispositions and other	0	0
Foreign exchange	0	0
Balance at end of the year	$ 0	$ 0	$ 0